Information on market risk and fair value of financial assets and liabilities (telecom activities) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis of net financial debt

	Exposure in currency units						Sensitivity analysis
(in millions of currency units)	EUR	USD	GBP	PLN	CHF	Total	10% gain in	10% loss in
						translated	euro	euro
Orange SA	—	1	2	—	1	3	—	—
Orange Polska	(121)	(6)	—	—	—	(127)	12	(14)
Orange Egypt	—	(101)	—	—	—	(95)	9	(11)
Total (currencies)	(121)	(106)	2	—	1	(218)

Schedule of sensitivity analysis of financial position due to change in foreign currency exchange risk

	Contribution to consolidated net assets											Sensitivity analysis
	EUR	USD	GBP		PLN		EGP	JOD	MAD	Other	Total	10%	10%
(in millions of euros)										currencies		gain in	loss in
												euro	euro
Net assets excluding net debt (a)(1)	50,056	224	70		3,388		781	541	925	4,269	60,254	(927)	1,133
Net debt by currency including derivatives (b)(2)	(24,178)	147	5	(3)	(856)		(112)	(8)	(393)	96	(25,298)	102	(124)
Net assets by currency (a) + (b)	25,878	371	74		2,532	(4)	669	533	533	4,366	34,956	(825)	1,009

(1)	Excluding components of net financial debt.
(2)	Net financial debt as defined and used by Orange does not take into account Mobile Financial Services activities, for which this concept is not relevant (see Note 13.3).
(3)	Of which economic hedge of subordinated notes denominated in pounds sterling for 39 million pounds sterling (i.e. 44 million euros).
(4)	Share of net assets attributable to owners of the parent company in zlotys amounts to 1,283 million euros.

Schedule of sensitivity analysis of financial income statement due to change in foreign currency exchange risk

(in millions of euros)	Contribution to consolidated financial income statement
	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total	10% gain	10% loss
								currencies		in euro	in euro

Revenue	31,400	1,134	282	2,630	977	456	672	5,919	43,471	(1,097)	1,341
EBITDAaL	9,389	183	7	652	360	214	202	1,956	12,963	(325)	397
Operating income	2,798	192	(14)	255	178	114	61	1,216	4,801	(182)	223

Schedule of undiscounted future cash flows for each financial liability shown on the statement of financial position

(in millions of euros)	Note	December 31,	2023		2024	2025	2026	2027	2028	Other
		2022							et au-delà	items (1)
TDIRA	13.4	638	6		—	—	—	—	—	633
Bonds	13.5	29,943	1,941		2,010	2,410	1,595	2,030	20,121	(164)
Bank loans and from development organizations and multilateral lending institutions	13.6	3,309	1,365		281	773	424	446	34	(15)
Debt relating to financed assets	13.3	316	85		91	67	48	24	—	—
Cash collateral received	13.3	1,072	1,072		—	—	—	—	—	—
NEU commercial papers(2)	13.3	1,004	1,001		—	—	—	—	—	3
Bank overdrafts	13.3	250	250		—	—	—	—	—	—
Other financial liabilities	13.3	105	92		1	—	—	—	11	—
Derivatives (liabilities)	13.3	386	93		—	30	—	—	50	—
Derivatives (assets)	13.3	(1,455)	(53)		(46)	(69)	(24)	(9)	(773)	—
Other Comprehensive Income related to unmatured hedging instruments	13.3	114	—		—	—	—	—	—	—
Gross financial debt after derivatives		35,684	5,852		2,337	3,212	2,044	2,493	19,443	456
Trade payables		11,552	10,071		217	192	168	408	495	—
Total financial liabilities (including derivatives assets)		47,236	15,923	(3)	2,554	3,404	2,212	2,901	19,938	456
Future interests on financial liabilities(4)		—	1,388		1,054	899	741	742	4,439	—

(1)	Undated items: TDIRA notional. Non-cash items: amortized cost on bonds and bank loans, and discounting effect on long term trade payables.
(2)	Negotiable European Commercial Paper (formerly called "commercial paper").
(3)	Amounts presented for 2022 correspond to notional and accrued interests for 470 million euros.
(4)	Mainly future interests on bonds for 8,844 million euros, on bank loans for 110 million euros and on derivatives instruments for (1,529) million euros.

Schedule of credit rating

	Standard	Moody’s	Fitch
	& Poor’s		Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Stable	Stable
Short-term debt	A2	P2	F2

Schedule of effect of mechanisms to offset exposure to credit risk and counterparty risk

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Collateralised Derivatives (net) (a)	1,014	408	(520)
Fair value of collateralised derivatives assets	1,374	690	283
Fair value of collateralised derivatives liabilities	(360)	(282)	(803)
Amount of cash collateral paid/(received) (b)	(1,034)	(362)	611
Amount of cash collateral paid	38	27	642
Amount of cash collateral received	(1,072)	(389)	(31)
Residual exposure to counterparty risk (a) + (b) (1)	(20)	46	91
Non collateralised Derivatives (net)	55	(3)	10
Fair value of non collateralised derivatives assets	81	—	11
Fair value of non collateralised derivatives liabilities	(26)	(3)	(1)

(1)	The residual exposure to counterparty risk is mainly due to a time difference between the valuation of derivatives at the closing date and the date on which the cash collateral exchanges were made.

Schedule of sensitivity analysis of cash collateral deposits to change in market rates and exchange rates

(in millions of euros)	Rate decrease of 1%	Rate increase of 1%
Change of fair value of derivatives	(821)	820
	Rate decrease of 1%	Rate increase of 1%
Amount of cash collateral paid (received)	821	(820)

A 10% increase or decrease in the euro exchange rate would affect the fair value of derivatives hedging foreign exchange risk as follows:

(in millions of euros)	10% loss in euro	10% gain in euro
Change of fair value of derivatives	1,302	(1,065)
	10% loss in euro	10% gain in euro
Amount of cash collateral received (paid)	(1,302)	1,065

Schedule of fair value of financial assets and liabilities

(in millions of euros)			December 31, 2022
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair	and
				value	cash
Trade receivables		AC	6,237	6,237	—	6,237	—
Financial assets	13.7		5,545	5,545	65	5,124	355
Equity securities		FVOCI	421	421	65	—	355
Equity securities		FVR	205	205	—	205	—
Investments at fair value		FVR	4,500	4,500	—	4,500	—
Cash collateral paid		FVR	38	38	—	38	—
Financial assets at amortized cost		AC	381	381	—	381	—
Cash and Cash equivalents	13.3		5,846	5,846	5,846	—	—
Cash		AC	2,668	2,668	2,668	—	—
Cash equivalents		FVR	3,178	3,178	3,178	—	—
Trade payables		AC	(11,551)	(11,551)	—	(11,551)	—
Financial liabilities	13.3		(36,638)	(35,121)	(27,681)	(7,432)	(8)
Financial debts		AC	(36,630)	(35,113)	(27,681)	(7,432)	—
Other		FVR	(8)	(8)	—	—	(8)
Derivatives (net amount) (2)	13.8		1,069	1,069	—	1,069	—

(1)	“AC" stands for "amortized cost," "FVR " stands for "fair value through profit or loss," "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss."
(2)	The classification for derivatives depends on their hedging qualification.

(in millions of euros)			December 31, 2021
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9	value	fair value	and cash
Trade receivables		AC	6,040	6,040	—	6,040	—
Financial assets	13.7		3,291	3,291	55	2,859	377
Equity securities		FVOCI	432	432	55	—	377
Equity securities		FVR	203	203	—	203	—
Investments at fair value		FVR	2,266	2,266	—	2,266	—
Cash collateral paid		FVR	27	27	—	27	—
Financial assets at amortized cost		AC	363	363	—	363	—
Cash and Cash equivalents	13.3		8,188	8,188	8,188	—	—
Cash		AC	2,709	2,709	2,709	—	—
Cash equivalents		FVR	5,479	5,479	5,479	—	—
Trade payables		AC	(11,163)	(11,163)	—	(11,163)	—
Financial liabilities	13.3		(35,348)	(42,534)	(33,058)	(9,466)	(9)
Financial debts		AC	(35,339)	(42,524)	(33,058)	(9,466)	—
Other		FVR	(9)	(9)	—	—	(9)
Derivatives (net amount)	13.8		405	405	—	405	—

			December 31, 2020
(in millions of euros)	Note	Classification	Book	Estimated	Level 1
		under IFRS 9	value	fair value	and cash	Level 2	Level 3
Trade receivables		AC	5,645	5,645	—	5,645	—
Financial assets	13.7		4,803	4,803	185	4,372	247
Equity securities		FVOCI	431	431	185	—	247
Equity securities		FVR	141	141	—	141	—
Investments at fair value		FVR	3,206	3,206	—	3,206	—
Cash collateral paid		FVR	642	642	—	642	—
Financial assets at amortized cost		AC	382	382	—	382	—
Cash and Cash equivalents	13.3		7,891	7,891	7,891	—	—
Cash		AC	2,751	2,751	2,751	—	—
Cash equivalents		FVR	5,140	5,140	5,140	—	—
Trade payables		AC	(11,051)	(11,051)	—	(11,051)	—
Financial liabilities	13.3		(35,260)	(41,884)	(34,708)	(7,162)	(14)
Financial debts		AC	(35,247)	(41,870)	(34,708)	(7,162)	—
Other		FVR	(14)	(14)	—	—	(14)
Derivatives (net amount)	13.8		(510)	(510)	—	(510)	—

Schedule of analysis of change in level 3 market value of financial assets and liabilities

(in millions of euros)	Equity securities	Financial
		liabilities at fair
		value through
		profit or loss, excluding
		derivatives
Level 3 fair values at December 31, 2021	377	(9)
Gains (losses) taken to profit or loss	(36)	1
Gains (losses) taken to other comprehensive income	19	—
Acquisition (sale) of securities	(7)	—
Other	2	—
Level 3 fair values at December 31, 2022	355	(8)